Registration Nos:         33-59216
                                                                       811-7556

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

           Pre-Effective Amendment No.                                  /   /

           Post-Effective Amendment No. 24                              / X /

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / X /

           Amendment No. 25                                             / X /
                       (Check appropriate box or boxes)

                       LIBERTY VARIABLE INVESTMENT TRUST
                       ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                     (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
               (Registrant's Telephone Number, including Area Code)

Name and Address of

Agent for Service                                        Copy to

William J. Ballou, Esq.                                  John M. Loder, Esq.
Colonial Management Associates, Inc.                     Ropes & Gray
One Financial Center                                     One International Place
Boston, MA  02111                                        Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /         Immediately upon filing pursuant to paragraph (b).

/     /         On (date) pursuant to paragraph (b).

/  X  /         60 days after filing pursuant to paragraph (a)(1).

/     /         on (date) pursuant to paragraph (a)(1).

/     /         75 days after filing pursuant to paragraph (a)(2).

/     /         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 18, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                        LIBERTY VARIABLE INVESTMENT TRUST



PROSPECTUS DATED MAY 1, 2001



Colonial U.S. Growth & Income Fund, Variable Series
Liberty Select Value Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



----------------------------------------
   NOT FDIC          MAY LOSE VALUE
                ------------------------
   INSURED           NO BANK GUARANTEE
----------------------------------------

                                TABLE OF CONTENTS


THE TRUST                                                                      3
--------------------------------------------------------------------------------


THE FUNDS                                                                      4
--------------------------------------------------------------------------------
Defining Capitalization.......................................................xx
Each of these sections discusses the following topics:
Investment Goals, Principal Investment Strategies,
Principal Investment Risks and Performance History

Colonial U.S. Growth & Income Fund, Variable Series...........................
Liberty Select Value Fund, Variable Series....................................


TRUST MANAGEMENT ORGANIZATIONS
--------------------------------------------------------------------------------
The Trustees..................................................................
Investment Advisor:  Liberty Advisory Services Corp...........................
Investment Sub-Advisors and Portfolio Managers................................
Rule 12b-1 Plan...............................................................
Mixed and Shared Funding......................................................


OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
Purchases and Redemptions.....................................................
How the Funds Calculate Net Asset Value.......................................
Dividends and Distributions...................................................
Tax Consequences..............................................................


APPENDIX A                                                                    xx
--------------------------------------------------------------------------------

                                    THE TRUST


Liberty Variable Investment Trust (Trust) includes seventeen separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about two of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:



----------------------------------------------------------------------------------------------------------------------------------
                                          FUND                                                           SUB-ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income Fund)            Colonial Management Associates, Inc.
Liberty Select Value Fund, Variable Series (Select Value Fund)                             (Colonial)
----------------------------------------------------------------------------------------------------------------------------------



Other Funds may be added to or deleted from the Trust from time to time. Each Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure.


The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


DEFINING CAPITALIZATION


A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); medium capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, we use capitalization-based categories that are based in part on Standard & Poor's Index Services.


LARGE CAPITALIZATION
Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is a member of the Standard & Poor's 500 Index is considered a large-cap stock.


MIDDLE CAPITALIZATION
Mid-cap stocks are stocks with market capitalizations between $1 billion and the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($9.9 billion as of December 31, 2000). In addition, any stock that is a member of the S&P MidCap Index is considered a mid-cap stock.


SMALL CAPITALIZATION
Small-cap stocks are stocks with market capitalizations equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index ($2.6 billion as of December 31, 2000).

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth and income.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in large capitalization stocks. Up to 10% of the Fund's assets may be invested in debt securities.


In selecting debt securities for the Fund, Colonial may invest in:

     -    debt securities that are convertible into common stock;

     - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

     -    debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.


The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. The Fund is in the "Large Cap Value" Morningstar category. Colonial generally manages the Fund in accordance with the Morningstar guidelines for a "Large Cap Value" fund. See Appendix A for a description of the Morningstar categories.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.


Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in Colonial's opinion. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A and B shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


CALENDAR YEAR TOTAL RETURNS (CLASS A)


[BAR GRAPH]

1995      29.70%
1996      21.84%
1997      32.23%
1998      20.15%
1999      12.00%
2000



                                        For period shown in bar chart:
The Fund's year-to-date total return    Best quarter: 4th quarter 1998, +21.79%
through March 31, 2001 was    %.        Worst quarter: 3rd quarter 1998, -14.16%

THE FUNDS  COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2000



                                                           1 YEAR        5 YEARS      LIFE OF THE
                                                                                         FUND
Class A (%)
-------------------------------------------------------------------------------------------------
Class B (%)                                                  ( )           ( )            ( )
-------------------------------------------------------------------------------------------------
S&P Index (%)                                                                             (4)
-------------------------------------------------------------------------------------------------




( ) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on July 5, 1994 and Class B shares were initially offered on June 1, 2000.
(1) Performance information is from June 30, 1994.

                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.



PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

The Fund invests, under normal market conditions, primarily in mid-cap stocks.


In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.


The Fund compares its performance to other similarly managed mutual funds as determined by Morningstar, Inc. (Morningstar). For performance comparison purposes, Morningstar places an equity fund in one of nine "categories" based upon guidelines established by Morningstar that examine both a fund's investment methodology and the size of the companies in which the fund invests. The Fund is in the "Mid Cap Value" Morningstar category. Colonial generally manages the Fund in accordance with the Morningstar guidelines for a "Mid Cap Value" fund. See Appendix A for a description of the Morningstar categories.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in Colonial's opinion. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  LIBERTY SELECT VALUE FUND, VARIABLE SERIES

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
--------------------------------------------------------------------------------
Because the Fund is a new Fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.



INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
--------------------------------------------------------------------------------
LASC, located at 125 High Street, Boston, Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993.
As of March 31, 2001, LASC managed over $    million in assets. LASC designates
the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.


For the 2000 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:


         Colonial U.S. Growth & Income Fund, Variable Series           0.80%
         Liberty Select Value Fund, Variable Series                    0.70%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.


COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the U.S. Growth & Income Fund and Select Value Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31,
2001, Colonial managed over $    billion in assets.


LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

         Colonial U.S. Growth & Income Fund, Variable Series           0.60%
         Liberty Select Value Fund, Variable Series                    0.50%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.


HARVEY B. HIRSCHHORN, a senior vice president of Colonial, has co-managed the U.S. Growth & Income Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe, an affiliate of Colonial, since 1973.


SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the U.S. Growth & Income Fund since August, 2000. He has also managed the Value Fund since November, 1999. Mr. Schermerhorn has managed various other funds for Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

TRUST MANAGEMENT ORGANIZATIONS


DANIEL K. CANTOR, a senior vice president of Colonial, has been co-manager of the Select Value Fund since August, 2000. He joined Stein Roe, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.


JEFFREY KINZEL, a senior vice president of Colonial, has co-managed the Select Value Fund since August, 2000. He joined Stein Roe in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.


Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


AFFILIATED BROKER/DEALER
Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



RULE 12b-1 PLAN
--------------------------------------------------------------------------------
The Funds have adopted a plan under Rule 12b-1 that permit them to pay LFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% for Class B shares. Distribution fees are paid out of the assets of this class. LFD has agreed to reimburse the distribution fee of up to 0.25% to reach the stated limits below on expenses, including management fees, but excluding interest, taxes, brokerage and extraordinary expenses, incurred by each of the following Funds in excess of the following percentages of average daily net asset value per annum:


Value Fund:                                      1.00%
U.S. Growth Fund:                                1.00%
Select Value Fund                                1.10%


Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.



MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------
The Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies, including those of Keyport, Independence Life & Annuity Company and Keyport Benefit Life Insurance Company, each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston, a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS


Each Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change any of a Fund's investment goals or investment strategies.


STRUCTURE RISK
--------------------------------------------------------------------------------
(U.S. Growth & Income Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.



CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------
(U.S. Growth & Income Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
(All Funds) A Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



ADDITIONAL EQUITY RISK
--------------------------------------------------------------------------------
(Select Value Fund) The Funds may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

OTHER INVESTMENT STRATEGIES AND RISKS

PRICING RISK
--------------------------------------------------------------------------------
(Select Value Fund) The Funds securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if we were to sell them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate securities prices, you may not receive the full market value for your Fund shares when you sell.


EARLY CLOSING RISK
--------------------------------------------------------------------------------
(Select Value Fund) The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system and the New York Stock Exchange is 4:00 P.M., Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
Each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Fund's total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                               Years Ended December 31,
                                                              1999          1998         1997          1996         1995
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ($)                      18.79         16.29         14.22         12.36        10.27
--------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                      0.14          0.16          0.20          0.19         0.21
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on investments               2.07          3.12          4.37          2.52         2.84
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               2.21          3.28          4.57          2.71         3.05
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                      (0.11)        (0.12)        (0.18)        (0.17)       (0.16)
--------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                         ---           ---          (0.01)         ---           ---
--------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains on investments          (1.04)        (0.64)        (2.30)        (0.68)       (0.80)
--------------------------------------------------------------------------------------------------------------------------
    In excess of net realized gains                            ---          (0.02)        (0.01)         ---           ---
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (1.15)        (0.78)        (2.50)        (0.85)       (0.96)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                              19.85         18.79         16.29         14.22        12.36
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
    Total investment return (%) (b)                           12.00         20.15         32.23         21.84        29.70(c)
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                         212,355       146,239        96,715        60,855       43,017
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (d)                0.88          0.90          0.94          0.95         1.00(e)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
    to average net assets (%) (d)                              0.69          0.88          1.19          1.39         1.72(c)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                                    101            64            63            77          115

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c)  Computed giving effect to Manager's expense limitation undertaking.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

LIBERTY SELECT VALUE FUND, VARIABLE SERIES

                                                     Period Ended December 31,
                                                              2000
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ($)
---------------------------------------------------------------------------
Net investment income (a)
---------------------------------------------------------------------------
Net realized and unrealized gains on investments
---------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income
---------------------------------------------------------------------------
    In excess of net investment income
---------------------------------------------------------------------------
    Dividends from net realized gains on investments
---------------------------------------------------------------------------
    In excess of net realized gains
---------------------------------------------------------------------------
Total distributions
---------------------------------------------------------------------------
Net asset value, end of year ($)
---------------------------------------------------------------------------
TOTAL RETURN:
    Total investment return (%) (b)
---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)
---------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (d)
---------------------------------------------------------------------------
Ratio of net investment income
    to average net assets (%) (d)
---------------------------------------------------------------------------
Portfolio turnover ratio (%)

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

                                   APPENDIX A

                             MORNINGSTAR CATEGORIES

In an effort to distinguish funds by what they own, as well as by their prospectus objectives and styles, Morningstar developed the Morningstar categories. While the prospectus objective identifies a fund's investment goals based on the wording in the fund prospectus, the Morningstar category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings (portfolio statistics and compositions over the past three years). Morningstar may change a fund's category assignment from time to time.

Morningstar places domestic equity funds in a category based on the style and size of the stocks they typically own. The style and size parameters are based on the divisions used in the investment style box: Value, Blend, or Growth style and Small, Medium, or Large median market capitalization (see "Morningstar Style Box" below for more details on style methodology). By reviewing their investment style over the past three years, Morningstar places domestic equity funds in one of the following nine categories: Large Growth, Large Blend, Large Value, Medium Growth, Medium Blend, Medium Value, Small Growth, Small Blend, and Small Value. Morningstar also includes several other domestic equity categories, including:
Specialty Health Care, Specialty Technology, Specialty Utilities, Specialty Communications, Specialty Financials, Specialty Real Estate, Specialty Natural Resources, Convertible Bond, and Domestic Hybrid. The Domestic Hybrid category contains those funds with stock holdings of greater than 20% but less than 70% of the portfolio.

                              MORNINGSTAR STYLE BOX

The style box is a snapshot in time. It identifies the fund's investment style as of a particular date. The Morningstar category is based on style box information from the trailing 36 months. It provides a general picture of the fund's investment style over the past three years.

The Morningstar equity style box is a nine-box matrix that displays both the fund's investment methodology and the size of the companies in which it invests. Set forth below is the nine-box matrix.

      Value   Blend  Growth
     ----------------------
         1       2      3
                              Large
     ----------------------
         4       5      6
                              Medium
     ----------------------
         7       8      9
                              Small
     ----------------------

The equity style box for domestic stock funds comprises two components: market capitalization on the vertical axis and valuation on the horizontal axis.

Market Capitalization: Morningstar ties market cap to the relative movements of the market. The top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large-cap, the next 15% of the 5000 are mid-cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are small-cap.

Morningstar then determines a fund's market cap by ranking the stocks in a fund's portfolio from the largest market-capitalized stock to the smallest, and then calculating the average weighted market capitalization of the stocks in the middle quintile (middle 40th percentile to 60th percentile) of the portfolio. After a fund's market cap has been determined, Morningstar places the fund in the large-cap, mid-cap or small-cap group noted above.

APPENDIX A

Valuation: Morningstar categorizes funds by comparing the stocks in their portfolios with the most relevant of the three market cap groups. Specifically, each stock in Morningstar's equities database receives a price-to-earnings (P/E) score and a price-to-book (P/B) score. This is derived by dividing each stock's P/E and P/B by the asset-weighted median P/E and asset-weighted median P/B, respectively, of the stock's market cap group. For example, to calculate the asset-weighted median P/E, Morningstar first ranks the P/E ratios of the stocks in each market-cap group from highest to lowest, then counts down by their market caps until it reaches the 50th percentile of that market-cap group. The P/E ratio attached to that stock is the asset-weighted median P/E. Morningstar does the same to find the asset-weighted median P/B. Next, Morningstar calculates the P/E style box Score and the P/B style box Score for each fund by ranking the stocks in a fund's portfolio by their P/E Scores and P/B Scores, respectively, and then calculating an average weighted P/E score and an average weighted P/B score from the stocks in the middle quintile of each fund's portfolio. These average weighted scores are the P/E style box Score and the P/B style box Score of the fund's portfolio.

For each measure, 1.00 represents the market-cap group average. If the fund has a P/E style box score + P/B style box Score that exceeds 2.25, the fund is categorized as growth. If the combined score falls below 1.75, the fund is categorized as value. Finally, if the score is between 1.75 and 2.25, the fund is categorized as blend.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02110
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Colonial U.S. Growth & Income Fund, Variable Series
Liberty Select Value Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111

                       Liberty Value Fund, Variable Series
                Stein Roe Global Utilities Fund, Variable Series
             Colonial International Fund for Growth, Variable Series
               Colonial U.S. Growth & Income Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                       Newport Tiger Fund, Variable Series
                  Liberty All-Star Equity Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
              Colonial High Yield Securities Fund, Variable Series
              Colonial International Horizons Fund, Variable Series
                  Colonial Global Equity Fund, Variable Series
            Crabbe Huson Real Estate Investment Fund, Variable Series
            Liberty Newport Japan Opportunities Fund, Variable Series
                   Liberty Select Value Fund, Variable Series
                 Rydex Financial Services Fund, Variable Series
                     Rydex Health Care Fund, Variable Series
                   Liberty S&P 500 Index Fund, Variable Series


                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2001


         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectuses, dated May 1, 2001, and any supplements thereto, which may be obtained at no charge by calling Liberty Funds Distributor, Inc. ("LFD") at (800) 437-4466, or by contacting the applicable Participating Insurance Company (as defined in the Prospectus), or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.

                                TABLE OF CONTENTS

ITEM                                                                      PAGE

ORGANIZATION AND HISTORY.......................................................
INVESTMENT MANAGEMENT AND OTHER SERVICES.......................................
   General.....................................................................
   Trust Charges and Expenses..................................................
INVESTMENT RESTRICTIONS    ....................................................
   Liberty Value Fund, Variable Series.........................................
   Stein Roe Global Utilities Fund, Variable Series............................
   Colonial International Fund for Growth, Variable Series.....................
   Colonial U.S. Growth & Income Fund, Variable Series.........................
   Colonial Strategic Income Fund, Variable Series.............................
   Newport Tiger Fund, Variable Series.........................................
   Liberty All-Star Equity Fund, Variable Series...............................
   Colonial Small Cap Value Fund, Variable Series..............................
   Colonial High Yield Securities Fund, Variable Series........................
   Colonial International Horizons Fund, Variable Series.......................
   Colonial Global Equity Fund, Variable Series................................
   Crabbe Huson Real Estate Investment Fund, Variable Series...................
   Liberty Newport Japan Opportunities Fund, Variable Series...................
   Liberty Select Value Fund, Variable Series..................................
   Rydex Financial Services Fund, Variable Series..............................
   Rydex Health Care Fund, Variable Series.....................................
   Liberty S&P 500 Index Fund, Variable Series.................................
MORE FACTS ABOUT THE TRUST ....................................................
   Organization................................................................
   Trustees and Officers.......................................................
   Principal Holders of Securities.............................................
   Custodian...................................................................
OTHER CONSIDERATIONS       ....................................................
   Portfolio Turnover..........................................................
   Suspension of Redemptions...................................................
   Valuation of Securities.....................................................
   Portfolio Transactions......................................................
   Information About the Standard & Poor's 500 Composite.......................
   Stock Price Index ..........................................................
DESCRIPTION OF CERTAIN INVESTMENTS.............................................
   Money Market Instruments....................................................
   Investments in Less Developed Countries.....................................
   Foreign Currency Transactions...............................................
   Options on Securities.......................................................
   Futures Contracts and Related Options.......................................
   Securities Loans  ..........................................................
INVESTMENT PERFORMANCE.........................................................
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS...............................

                            ORGANIZATION AND HISTORY

         Liberty Variable Investment Trust (the "Trust"), a business trust organized under the Laws of Massachusetts in 1993, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust is permitted to offer separate series and different classes of shares. The Trust currently offers two separate classes of shares, Class A shares and Class B shares. Class B shares differ from Class A shares solely in that Class B shares have a fee pursuant to Rule 12b-1 of the Investment Company Act of 1940 which is used for certain shareholder services and distribution expenses. Sales of shares of each class are made without a sales charge at each Fund's per share net asset value.

The Trust currently offers seventeen Funds: Liberty Value Fund, Variable Series ("Value Fund"); Stein Roe Global Utilities Fund, Variable Series ("Global Utilities Fund"); Colonial International Fund for Growth, Variable Series
("International  Fund");  Colonial U.S.  Growth & Income Fund,  Variable  Series
("U.S. Growth Fund"); Colonial Strategic Income Fund, Variable Series ("Strategic Income Fund"); Newport Tiger Fund, Variable Series ("Tiger Fund"); Liberty All-Star Equity Fund, Variable Series ("All-Star Equity Fund"); Colonial Small Cap Value Fund, Variable Series ("Small Cap Fund"); Colonial High Yield Securities Fund; Variable Series ("High Yield Fund"); Colonial International Horizons Fund, Variable Series, ("International Horizons Fund"); Colonial Global Equity Fund, Variable Series ("Global Equity Fund"); Crabbe Huson Real Estate Investment Fund, Variable Series ("Real Estate Fund"); Liberty Newport Japan Opportunities Fund, Variable Series ("Japan Opportunities Fund"); Liberty Select Value Fund, Variable Series ("Select Value Fund"); Rydex Financial Services Fund, Variable Series ("Financial Services Fund"); Rydex Health Care Fund, Variable Series ("Health Care Fund") and Liberty S&P 500 Index Fund, Variable Series ("500 Index Fund"). The Trust may add or delete Funds and/or classes from time to time. The Trust commenced operations on July 1, 1993. Each Fund, except the International Fund, International Horizons Fund, Financial Services Fund and Health Care Fund is a diversified series of the Trust, each representing the entire interest in a separate series of the Trust. The International Fund, International Horizons Fund, Financial Services Fund and Health Care Fund are non-diversified series of the Trust, each representing the entire interest in a separate series of the Trust.


Effective November 15, 1997, the Trust changed its name from "Keyport Variable Investment Trust" to its current name. Effective November 15, 1997, the Value Fund changed its name from "Colonial-Keyport Growth and Income Fund" to Colonial Growth and Income Fund, Variable Series. Effective June 1, 2000 the Value Fund changed its name from Colonial Growth and Income Fund, Variable Series to its current name. Effective November 15, 1997, the Global Utilities Fund changed its name from "Colonial-Keyport Utilities Fund" to its current name. Effective
November 15, 1997, the International Fund changed its name from "Colonial-Keyport International Fund for Growth" to its current name. Effective May 1, 1997, the U.S. Growth Fund changed its name from "Colonial-Keyport U.S. Fund for Growth" to Colonial-Keyport U.S. Stock Fund. Effective November 15, 1997, the U.S. Growth Fund changed its name from "Colonial-Keyport U.S. Stock Fund" to Colonial U.S. Stock Fund, Variable Series. Effective June 1, 1999, the U.S. Growth Fund changed its name from "Colonial U.S. Stock Fund, Variable Series" to its current name. Effective November 15, 1997 the Strategic Income Fund changed its name from "Colonial-Keyport Strategic Income Fund" to its current name. Effective November 15, 1997 the Tiger Fund changed its name from "Newport-Keyport Tiger Fund" to its current name.

The Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described in the Prospectus under "Mixed and Shared Funding."

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

General


         Liberty Advisory Services Corp. ("LASC") serves as Manager pursuant to investment advisory agreements between the Trust on behalf of the Funds and LASC (the "Management Agreements"). LASC is a direct wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 2000, approximately 70.67% of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").


         LASC and the Trust, on behalf of each of the Value Fund, International Fund, U.S. Growth Fund, Strategic Income Fund, Small Cap Fund, High Yield Fund, International Horizons Fund, Global Equity Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund have entered into separate Sub-Advisory Agreements (the "Colonial Sub-Advisory Agreements") with Colonial Management Associates, Inc. ("Colonial"). Colonial is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Global Utilities Fund, have entered into a separate Sub-Advisory Agreement (the "Stein Roe Sub-Advisory Agreement") with Stein Roe & Farnham Incorporated ("Stein Roe"). Stein Roe is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of each of the Tiger Fund and Japan Opportunities Fund, have entered into a separate Sub-Advisory Agreement (the "Newport Sub-Advisory Agreement") with Newport Fund Management, Inc. ("Newport"). Newport is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Real Estate Fund, have entered into a separate Sub-Advisory Agreement (the "Crabbe Huson Sub-Advisory Agreement," collectively, with the Colonial Sub-Advisory Agreements, the Stein Roe Sub-Advisory Agreement and the Newport Sub-Advisory Agreement, the "Sub-Advisory Agreements") with Crabbe Huson Group, Inc. ("Crabbe Huson"). Crabbe Huson is an indirect wholly owned subsidiary of LFC.

         Liberty Asset Management Company ("LAMCO") sub-advises All-Star Equity Fund pursuant to the Management Agreement for such Fund (to which LAMCO is a party). All-Star Equity Fund's investment program is based upon LAMCO's multi-manager concept. LAMCO allocates the Fund's portfolio assets on an equal basis among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number -- each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles. Each Portfolio Manager provides these services under a Portfolio Management Agreement (the "Portfolio Management Agreements") among the Trust, on behalf of All-Star Equity Fund, LAMCO and such Portfolio Manager.

         All-Star Equity Fund's current Portfolio Managers are:


                  Mastrapasqua & Associates

                  Oppenheimer Capital
                  Boston Partners Asset Management, L.P.
                  Westwood Management Corp.
                  TCW Investment Management Company

         PADCO Advisors II, Inc. ("PADCO") sub-advises the Financial Services Fund and the Health Care Fund pursuant to the Management Agreement for such Funds and a Portfolio Management Agreement among the Trust, on behalf of the Financial Services Fund and the Health Care Fund, Colonial and PADCO.

         State Street Global Advisors ("State Street") sub-advises the 500 Index Fund pursuant to the Management Agreement for the 500 Index Fund and a Portfolio Management Agreement among the Trust on behalf of the 500 Index Fund, Colonial and State Street.

         LASC. Keyport owns all of the outstanding common stock of LASC. LASC's address is 125 High Street, Boston, Massachusetts 02110. The directors and principal executive officer of LASC are: Philip K. Polkinghorn (principal executive officer and director) and Stewart R. Morrison.


         Colonial and Colonial's Portfolio Managers. Liberty Funds Group LLC ("LFG"), One Financial Center, Boston, Massachusetts 02111, owns all of the outstanding common stock of Colonial. LFG is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Colonial are Kevin M. Carome, Stephen E. Gibson (principal executive officer and director) and Joseph R. Palombo.

         As of the date of this SAI, the following entity serves as Colonial's Portfolio Manager for the Financial Services Fund and the Health Care Fund:

         PADCO Advisors II, Inc. PADCO Advisors II, Inc. ("PADCO"), an investment advisor since 1993, is located at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. The trustees and principal executive officer of PADCO are Albert P. Viragh, Jr. (principal executive officer and trustee), Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville and Roger Somers. Mr. Viragh owns a controlling interest in PADCO.

         As of the date of this SAI, the following entity serves as Colonial's Portfolio Manager for the 500 Index Fund:

         State Street Global Advisors. State Street Global Advisors ("State Street"), the investment division of State Street Bank and Trust Company since 1978, is located at Two International Place, 34th Floor, Boston, Massachusetts 02110. State Street's principal executive officer and chairman of the board is Nicholas A. Lopardo, and its principals are John R. Serhant, Marc V. Simons and John R. Snow.


         Stein Roe. Stein Roe, One South Wacker Drive, Chicago, Illinois, directors and principal executive officer of Stein Roe are C. Allen Merritt, Jr., Joseph R. Palombo, Andrew J. Hilbert and Stephen E. Gibson (principal executive officer).


         Newport. Newport Pacific Management,  Inc. ("Newport Pacific"),
580 California Street, San Francisco, California 94104, owns % of the outstanding common stock of Newport as of December 31, 2000. LFC owns the balance. Liberty Newport Holdings, Ltd. ("LNH") owns all of the outstanding common stock of Newport Pacific. LFC owns all of the outstanding stock of LNH. The directors and principal executive officer of Newport are Thomas R. Tuttle (principal executive officer), John M. Mussey and Lindsay Cook.


         Crabbe Huson. Crabbe Huson, 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is a wholly-owned subsidiary of LFC. The directors and principal executive officer of Crabbe Huson are James E. Crabbe (principal executive officer and director) and Lindsay Cook.

         LAMCO and LAMCO's Portfolio Managers. LAMCO, 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210, is an indirect wholly owned-subsidiary of LFC. The directors and principal executive officer of LAMCO are: Lindsay Cook and William R. Parmentier (principal executive officer and director).

         As of the date of this SAI, the following entities serve as LAMCO's Portfolio Managers for All-Star Equity Fund:


o Mastrapasqua & Associates. Mastrapasqua, an investment advisor since 1993, is located at 814 Church Street, Suite 600, Nashville, Tennessee 37203, is an independently owned firm. Ownership of Mastrapasqua lies 100% with its employees. Mastrapasqua's principal executive officer is Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer. As of March 31, 2001, Mastrapasqua managed $x.xx billion in assets.


o Oppenheimer Capital. Oppenheimer Capital, an investment advisor since 1969, is located at 1345 Avenue of the Americas, New York, New York 10105, is a Delaware partnership and an indirect wholly-owned subsidiary of PIMCO Advisors L.P. Oppenheimer Capital's principal executive officer is Kenneth Poovey. As of March 31, 2001, Oppenheimer Capital managed over $x.xx billion in assets.


o Boston Partners Asset Management, L.P. Boston Partners Asset Management, L.P. ("Boston Partners"), an investment advisor since 1995, is located at 28 State Street, 21st Floor, Boston, Massachusetts 02109. Boston Partners is owned by its partners. Desmond J. Heathwood is the sole General Partner. As of March 31, 2001, Boston Partners managed over $xx billion in assets.


o                 Westwood Management Corp.  Westwood Management Corp.
                  ("Westwood"), an investment advisor since 1983, is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, is a wholly owned subsidiary of Southwest Securities Group, Inc. Westwood's principal executive officer is Susan M. Byrne and its directors are Ms. Byrne, Brian Casey, Don A. Buchhotz, David Glatstein, and Patricia R. Fraze. As of March 31, 2001, Westwood managed over $xx billion in assets.

o TCW Investment Management Company. TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street, Los Angeles, California 90017, is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). Established in 1971, TCW Group's direct and indirect subsidiaries, including TCW, provide a variety of trust, investment management and investment advisory services. Ownership of the TCW Group lies approximately 95% with its employees and 5% with its directors. Robert A. Day, who is Chairman of the

                  Board of Directors of TCW Group, may be deemed to be a control person of TCW by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of the TCW Group. As of March 31, 2001, TCW had over $xx million in assets under management.


         The Management Agreements, the Sub-Advisory Agreements and the Portfolio Management Agreements provide that none of LASC, Colonial, Stein Roe, Newport, Crabbe Huson, LAMCO or LAMCO's Portfolio Managers, PADCO or State Street (collectively, the "Advisors"), nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by LASC or such Advisor of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of LASC or such Advisor, in the performance of its respective duties or from reckless disregard by such Advisor of its respective obligations and duties thereunder.

Trust Charges and Expenses


         Small Cap Fund and High Yield Fund commenced operations on May 19, 1998. International Horizons Fund, Global Equity Fund and Real Estate Fund commenced operations on June 1, 1999. Japan Opportunities Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund commenced operations on May 30, 2000. Class B shares for all Funds, except for International Horizons Fund, Global Equity Fund, Real Estate Fund, Japan Opportunities Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund, commenced investment operations on June 1, 2000. Class A shares for International Horizons Fund, Global Equity Fund and Real Estate Fund commenced investment operations on June 1, 2000. Class A and Class B shares for Japan Opportunities Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund, commenced investment operations on May 30, 2000.

Management Fees. Each Fund listed below paid LASC management fees as follows during each year in the three-year period ended December 31, 2000, pursuant to the Management Agreements described in the Prospectus:




                                2000              1999             1998
                                ----              ----             ----
Value Fund:                       $            $1,157,822           805,967
Global Utilities Fund:                            554,892           390,383
International Fund:                               569,988           369,574
U.S. Growth Fund:                               1,429,390         1,027,590
Strategic Income Fund:                            971,490           590,688
Tiger Fund:                                       277,720           192,901
All-Star Equity Fund:                             493,641           243,070
Small Cap Fund:                                    18,928              0
High Yield Fund:                                   61,532              0
International Horizons Fund:                       27,964            ----
Global Equity Fund:                                31,164            ----
Real Estate Fund:                                  11,210            ----
Japan Opportunities Fund                            ----             ----
Select Value Fund                                   ----             ----
Financial Services Fund                             ----             ----
Health Care Fund                                    ----             ----
500 Index Fund                                      ----             ----


Certain Administrative Expenses. During each year in the three-year period ended December 31, 2000 each Fund listed below made payments as follows to Colonial or an affiliate thereof for pricing and bookkeeping services.

                                   2000             1999             1998
                                   ----             ----             ----
Value Fund:                          $              $74,390          $53,025
Global Utilities Fund:                               40,059           30,524
International Fund:                                  31,946           27,008
U.S. Growth Fund:                                    74,490           54,453
Strategic Income Fund:                               63,800           41,331
Tiger Fund:                                          27,000           27,000
All-Star Equity Fund:                                31,497           27,000
Small Cap Fund:                                      27,000           16,694
High Yield Fund:                                     27,000           16,694
International Horizons Fund:                         15,750            ----
Global Equity Fund:                                  15,750            ----
Real Estate Fund:                                    15,750            ----
Japan Opportunities Fund                              ----             ----
Select Value Fund                                     ----             ----
Financial Services Fund                               ----             ----
Health Care Fund                                      ----             ----
500 Index Fund                                        ----             ----

         In addition, during each year in the three-year period ended December 31, 2000, each Fund listed below made payments as follows to Colonial or an affiliate thereof for transfer agent services:


                                  2000             1999            1998
                                  ----             ----            ----
Value Fund:                         $              $7,500          $7,500
Global Utilities Fund:                              7,500           7,500
International Fund:                                 7,500           7,500
U.S. Growth Fund:                                   7,500           7,500
Strategic Income Fund:                              7,500           7,500
Tiger Fund:                                         7,500           7,500
All-Star Equity Fund:                               7,500           7,500
Small Cap Fund:                                     7,500           4,637
High Yield Fund:                                    7,500           4,637
International Horizons Fund:                        4,375            ----
Global Equity Fund:                                 4,375            ----
Real Estate Fund:                                   4,375            ----
Japan Opportunities Fund                             ----            ----
Select Value Fund                                    ----            ----
Financial Services Fund                              ----            ----
Health Care Fund                                     ----            ----
500 Index Fund                                       ----            ----


12b-1 Fees. During each year in the two-year period ended December 31, 2000, each Fund listed below paid LFD distribution fees as follows, as described in the Prospectus:



                                                 2000             1999
                                                 ----             ----
Value Fund:                                        $              ----
Global Utilities Fund:                                            ----
International Fund:                                               ----
U.S. Growth Fund:                                                 ----
Strategic Income Fund:                                            ----
Tiger Fund:                                                       ----
All-Star Equity Fund:                                             ----
Small Cap Fund:                                                   ----
High Yield Fund:                                                  ----
International Horizons Fund:                                     $6,601
Global Equity Fund:                                               7,044
Real Estate Fund:                                                 2,415
Japan Opportunities Fund                                          ----
Select Value Fund                                                 ----
Financial Services Fund                                           ----
Health Care Fund                                                  ----

500 Index Fund                                                    ----





Expense Limitations. For the period from May 30, 2000 through April 30, 2001 LASC and LFD have agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage and extraordinary expenses, incurred by each of the following Funds in excess of the following percentages of average daily net asset value per annum:

Value Fund:
U.S. Growth Fund:                                1.00%
Strategic Income Fund:                           1.00%
Tiger Fund:                                      1.75%
All-Star Equity Fund:                            1.00%
Small Cap Fund:                                  1.10%
High Yield Fund:                                 0.95%
Japan Opportunities Fund                         1.85%
Select Value Fund                                1.10%
Financial Services Fund                          1.45%
Health Care Fund                                 1.60%
500 Index Fund                                   0.75%

LFD will first reimburse the distribution fee of up to 0.25% to reach the above stated limits on expenses. If additional reimbursement is needed to meet the limits, LASC will then reimburse other expenses to the extent necessary to reach the above stated limits. If additional reimbursement is still needed to reach the expense limits, LASC will then waive a portion of its management fee to reach the above stated limits.

LASC has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, 12b-1, brokerage and extraordinary expenses, incurred by each of the following Funds in excess of the following percentages of average daily net asset value per annum:

Global Utilities Fund:                           1.00%
International Fund:                              1.75%
International Horizons Fund:                     1.15%
Global Equity Fund:                              1.15%
Real Estate Fund:                                1.20%

These arrangements may be terminated by LASC at any time.

Fees or Expenses Waived or Borne by Advisor



                                    2000              1999             1998
                                    ----              ----             ----

Strategic Income Fund:                                ----             ----
All-Star Equity Fund:                                 ----            $12,713
Small Cap Fund:                                     $63,222           $36,072
High Yield Fund:                                    $49,549           $33,929
International Horizons Fund:                        $28,328            ----
Global Equity Fund:                                 $27,096            ----
Real Estate Fund:                                   $31,663            ----


Principal Underwriter
LFD, located at One Financial Center, Boston, MA 02111, serves as the principal underwriter to the Funds. LFD is an affiliate of LASC.

The Trustees have approved a Distribution Plan and Agreement ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Funds. Under the Plan, the Funds pay the distributor a monthly distribution fee at the aggregate annual rate of up to 0.25% of each Fund's Class B share's average daily net assets. The distributor has agreed to waive the fee for some of the Funds to an amount so that the expenses of these Funds do not exceed the limits as described above under Expense Limitations. The distributor may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms ("FSFs") and for certain other purposes. Since the distribution fees are payable regardless of the amount of the distributor's expenses, the distributor may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to the distributor and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund's shares, on 60 days' written notice to the distributor. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Code of Ethics
The Funds, the Advisor, the Sub-Advisors and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in security is, including securities that may be purchased or held by the Funds.

                             INVESTMENT RESTRICTIONS

         The investment restrictions specified below with respect to each Fund as "Fundamental Investment Policies" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectuses and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

         Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, as amended (the "1940 Act"), the issuer with respect to a security is the entity whose revenues support the security.

Value Fund

         Fundamental Investment Policies.  Value Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

         6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

     Other Investment Policies. As non-fundamental investment policies of Value Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         5.       Invest more than 15% of its net assets in illiquid assets.

Global Utilities Fund

         Fundamental Investment Policies.  Global Utilities Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

         5. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

     Other Investment Policies. As non-fundamental investment policies of Global Utilities Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures or options transactions);

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         5.       Invest more than 15% of its net assets in illiquid assets.

International Fund

         Fundamental Investment Policies.  International Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

        6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

     Other Investment Policies. As non-fundamental investment policies of International Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3.       Invest more than 15% of its net assets in illiquid assets;

         4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

         5. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund's aggregate investment in such securities would exceed 5% of total assets;

         6. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         7. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the 1940 Act) if the Fund would control such person after such acquisition; or

         8. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities,
                  (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

U.S. Growth Fund

         Fundamental Investment Policies.  U.S. Growth Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry; and

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

     Other Investment Policies. As non-fundamental investment policies of U.S. Growth Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3.       Invest more than 15% of its net assets in illiquid assets; or

         4. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

Strategic Income Fund

         Fundamental Investment Policies.  Strategic Income Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

     Other Investment Policies. As non-fundamental investment policies of Strategic Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

         4.       Invest more than 15% of its net assets in illiquid assets.

Tiger Fund

         Fundamental Investment Policies.  Tiger Fund may not:

         1. Concentrate more than 25% of the Funds total assets in any industry (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) or with respect to 75% of the Fund's assets purchase the securities of any issuer, if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         2. Underwrite securities issued by others except when disposing of portfolio securities;

         3. Purchase and sell futures contracts and related options if the total initial margin and premiums exceed 5% of its total assets;

         4. Borrow amounts in excess of 5% of the Fund's net asset value, and only from banks as a temporary measure for extraordinary or emergency purposes and not for investment in securities. To avoid the untimely disposition of assets to meet redemptions it may borrow up to 20% of the net value of its assets to meet redemptions. The Fund will not make other investments while such borrowings referred to above in this item are outstanding. The Fund will not mortgage, pledge or in any other manner transfer, as security for indebtedness, any of its assets. (Short-term credits necessary for the clearance of purchases or sales of securities will not be deemed to be borrowings by the Fund.);

         5. Make loans, except that the Fund may: (a) acquire for investment a portion of an issue of bonds, debentures, notes or other evidences of indebtedness of a corporation or government; (b) enter into repurchase agreements, secured by obligations of the United States or any agency or instrumentality thereof;

         6.       Issue senior securities (except in accordance with 4 above);
                  and

         7. Own real estate unless such real estate is acquired as the result of owning securities and does not constitute more than 5% of total assets.

     Other Investment Policies. As non-fundamental investment policies of Tiger Fund which may be changed without a shareholder vote, the Fund may not:

         1.       Invest in companies for the purpose of exercising control;

         2. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

         3. Participate on a joint and several basis in any securities trading account;

         4.       Write or trade in put or call options;

         5. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         6. Purchase securities on margin, but the Fund may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities; or

         7.       Engage in short sales of securities.

All-Star Equity Fund

         Fundamental Investment Policies.  All-Star Equity Fund may not:

1.                Issue senior securities, except as permitted by (2) below;

2. Borrow money, except that it may borrow in an amount not exceeding 7% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, and except that it may make borrowings in amounts up to an additional 5% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, to obtain such short-term credits as are necessary for the clearance of securities transactions, or for temporary or emergency purposes, and may maintain and renew any of the foregoing borrowings, provided that the Fund maintains asset coverage of 300% with respect to all such borrowings;

3. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 12% of the Fund's total assets taken at market value at the time of such pledge, mortgage or hypothecation. The deposit in escrow of securities in connection with the writing of put and call options and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecation for this purpose;

4. Act as an underwriter of securities of other issuers, except when disposing of securities;

5. Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

6. Make loans to other persons except for loans of portfolio securities (up to 30% of total assets) and except through the use of repurchase agreements, the purchase of commercial paper or the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and restrictions, and provided that not more than 10% of the Fund's assets will be invested in repurchase agreements maturing in more than seven days;

7. Invest in commodities or in commodity contracts (except stock index futures and options);

8. Purchase securities on margin (except to the extent that the purchase of options and futures may involve margin and except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities), or make short sales of securities;

9. Purchase the securities of issuers conducting their principal business activity in the same industry (other than securities issued or guaranteed by the United States, its agencies and instrumentalities) if, immediately after such purchase, the value of its investments in such industry would comprise 25% or more of the value of its total assets taken at market value at the time of each investment;

10.               Purchase securities of any one issuer, if

                           (a) more than 5% of the Fund's  total assets taken at
                  market value would at the time be invested in the securities of such issuer, except that such restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or corporations sponsored thereby, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation; or
                           (b) such  purchase  would at the time  result in more
                  than 10% of the outstanding voting securities of such issuer being held by the Fund, except that up to 25% of the Fund's total assets may be invested without regard to this limitation;

11. Invest in securities of another registered investment company, except (i) as permitted by the Investment Company Act of 1940, as amended from time to time, or any rule or order thereunder, or (ii) in connection with a merger, consolidation, acquisition or reorganization;

12. Purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays in or restrictions on resale, or which is not readily marketable, if more than 10% of the net assets of the Fund, taken at market value, would be invested in such securities;

13. Invest for the purpose of exercising control over or management of any company; or

14. Purchase securities unless the issuer thereof or any company on whose credit the purchase was based, together with its predecessors, has a record of at least three years' continuous operations prior to the purchase, except for investments which, in the aggregate, taken at cost do not exceed 5% of the Fund's total assets.

         Other Investment Policies. As non-fundamental investment policies of All-Star Equity Fund which may be changed without a shareholder vote, the Fund may not borrow in an amount in excess of 5% of its total assets (including the amount borrowed).

Small Cap Fund

         Fundamental Investment Policies.  Small Cap Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

         4. Underwrite securities issued by others only when disposing of portfolio securities;

         5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

         6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

     Other Investment Policies. As non-fundamental investment policies of Small Cap Fund which may be changed, the Fund may not:

               1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

               2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

               3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets; and

               4.   Invest more than 15% of its net assets in illiquid assets.

High Yield Fund

         Fundamental Investment Policies.  High Yield Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

     Other Investment Policies. As non-fundamental investment policies of High Yield Fund which may be changed, the Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

3.   Have a short  securities  position,  unless the Fund owns,  or owns  rights
     (exercisable   without  payment)  to  acquire,  an  equal  amount  of  such securities; and

4.       Invest more than 15% of its net assets in illiquid assets.

International Horizons Fund

         Fundamental Investment Policies.  International Horizons Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

2. Underwrite securities issued by others only when disposing of portfolio securities;

3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

4.   Not concentrate more than 25% of its total assets in any one industry;

5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

     Other Investment Policies. As non-fundamental investment policies of International Horizons Fund which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.   Have a short  securities  position,  unless the Fund owns,  or owns  rights
     (exercisable   without  payment)  to  acquire,  an  equal  amount  of  such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.

Global Equity Fund

         Fundamental Investment Policies.  The Global Equity Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

          6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets.

     Other Investment Policies. As non-fundamental investment policies of the Global Equity Fund, which may be changed without a shareholder vote, the Fund may not:

          1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

          2.   Purchase and sell futures  contracts  and related  options if the
               total   initial   margin  and  premiums   required  to  establish
               non-hedging positions exceed 5% of its total assets;

          3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

          4.   Invest more than 15% of its assets in illiquid assets.

Real Estate Fund

         Fundamental Investment Policies.  The Real Estate Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

          2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets; provided that the Fund may invest in securities that are secured by real estate or interest therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     Other Investment Policies. As non-fundamental investment policies of the Real Estate Fund, which may be changed without a shareholder vote, the Fund may not:

          1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

          2.   Purchase and sell futures  contracts  and related  options if the
               total   initial   margin  and  premiums   required  to  establish
               non-hedging positions exceed 5% of its total assets;

          3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

          4.   Invest more than 15% of its assets in illiquid assets.

Japan Opportunities Fund

         Fundamental Investment Policies.  The Japan Opportunities Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;

4.   Not issue senior securities except as provided in paragraph 1 above;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

     Other Investment Policies. As non-fundamental investment policies of the Japan Opportunities Fund, which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.   Have a short  securities  position,  unless the Fund owns,  or owns  rights
     (exercisable   without  payment)  to  acquire,  an  equal  amount  of  such securities; and

3.   Invest more than 15% of its net assets in  illiquid  assets.

Select  Value  Fund

         Fundamental Investment Policies.  The Select Value Fund may:

          1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

          2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

          3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;

          4. Not issue senior securities except as provided in paragraph 1 above;

          5. Underwrite securities issued by others only when disposing of portfolio securities;

          6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;

          7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

     Other Investment Policies. As non-fundamental investment policies of the Select Value Fund, which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.   Have a short  securities  position,  unless the Fund owns,  or owns  rights
     (exercisable   without  payment)  to  acquire,  an  equal  amount  of  such securities; and

3.   Invest  more  than 15% of its net  assets  in  illiquid  assets.

Financial Services Fund

         Fundamental Investment Policies.  The Financial Services Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

     Other Investment Policies. As non-fundamental investment policies of the Financial Services Fund, which may be changed without a shareholder vote, the Fund may not:

          1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

Health Care Fund

         Fundamental Investment Policies.  The Health Care Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

     Other Investment Policies. As non-fundamental investment policies of the Health Care Fund, which may be changed without a shareholder vote, the Fund may not:

          1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

          2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

500 Index Fund

         Fundamental Investment Policies.  The 500 Index Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;

4. Not issue senior securities except as provided in paragraph 1 above;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

     Other Investment Policies. As non-fundamental investment policies of the 500 Index Fund, which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.   Have a short  securities  position,  unless the Fund owns,  or owns  rights
     (exercisable   without  payment)  to  acquire,  an  equal  amount  of  such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.

                           MORE FACTS ABOUT THE TRUST

Organization

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental investment policies.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, and, in certain cases, the general account of Keyport. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

Trustees and Officers


         The Trustees and officers of the Trust, together with information as to their principal addresses, ages and business occupations during the last five years, are shown below. In this SAI, the "Liberty Funds Complex" means Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, Colonial High Income Municipal Trust, Colonial InterMarket Income Trust I, Colonial Intermediate High Income Fund, Colonial Investment Grade Municipal Trust, Colonial Municipal Income Trust, Colonial Insured Municipal Fund, Colonial California Insured Municipal Fund, Colonial New York Insured Municipal FundLibertyFloating Rate Advantage Fund. In this SAI, the "Stein Roe Funds Complex" means the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.



Name and Address           Age     Position with     Principal Occupation
                                   Fund              During Past Five Years

Douglas A. Hacker          44      Trustee           Executive Vice President and Chief Financial Officer
P.O. Box 66100                                       of UAL, Inc.(airline) since July, 1999; Senior Vice
Chicago, IL 60666                                    President and Chief Financial Officer of UAL,
                                                     Inc. prior thereto.

Janet Langford Kelly       42      Trustee           Executive Vice President-Corporate Development,
One Kellogg Square                                   General Counsel, and Secretary, Kellogg Company
Battle Creek, MI 49016                               (food, beverageand tobacco manufacturer), since
                                                     September, 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-products
                                                     manufacturer) prior thereto.


Richard W. Lowry              64    Trustee       Private Investor since August, 1987 (formerly Chairman and
10701 Charleston Drive                            Chief Executive Officer, U.S. Plywood Corporation(building
Vero Beach, FL 32963                              products manufacturer)).

Salvatore Macera              69    Trustee       Private Investor since 1981 (formerly Executive Vice
26 Little Neck Lane                               President and Director of Itek Corporation (electronics)from
New Seabury, MA  02649                            1975 to 1981).

William E. Mayer*             60    Trustee       Managing Partner, Park Avenue Equity Partners (venture
500 Park Avenue, 5th Floor                        capital) since 1998 (formerly Founding Partner, Development
New York, NY 10022                                Capital LLC from 1996 to 1998; Dean and Professor,
                                                  College of Business and Management, University of
                                                  Maryland from October, 1992  to November, 1996); Director,
                                                  Johns Manville (building products manufacturer); Director,
                                                  Lee Enterprises (print and on-line media); Director, WR
                                                  Hambrecht & Co. (financial service provider); Director,
                                                  Systech Retail Systems (retail industry technology
                                                  provider).

Charles R. Nelson              57    Trustee      Van Voorhis Professor, Department of Economics,
Department of Economics                           University of Washington; consultant on economic and
University of Washington                          statistical matters.
Seattle, WA 98195

John J. Neuhauser              57    Trustee      Academic Vice President and Dean of Faculties since
84 College Road                                   August, 1999, Boston College (formerly Dean, Boston College
Chestnut Hill, MA 02467-3838                      School of Management from September, 1977 to September,
                                                  1999).


Joseph R. Palombo*         47   Trustee and        Chief Operations Officer of Mutual Funds, Liberty
One Financial Center            Chairman of the    Financial Companies, Inc. since August, 2000; Executive
Boston, MA 02111                Board              Vice President and Director of the Advisor since April,
                                                   1999; Executive Vice President and Chief Administrative
                                                   Officer of LFG since April, 1999; Director of Stein Roe
                                                   & Farnham (SR&F) since September 1, 2000; Trustee and
                                                   Chairman of the Board of the Stein Roe Mutual Funds
                                                   since October, 2000; Manager of Stein Roe Floating Rate
                                                   Limited Liability Company since October, 2000 (formerly
                                                   Vice President of the Funds from April, 1999 to August,
                                                   2000 and Chief Operating Officer, Putnam Mutual Funds
                                                   from 1994 to 1998).

Thomas E. Stitzel          64        Trustee       Business Consultant since 1999 (formerly Professor of
2208 Tawny Woods Place                             Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                   College of Business, Boise State University); Chartered
                                                   Financial Analyst.

Thomas C. Theobald         62        Trustee       Managing Director, William Blair Capital Partners
Suite 1300                                         (private equity investing) since 1994; (formerly Chief
222 West Adams Street                              Executive Officer and Chairman of the Board of Directors,
Chicago, IL 60606                                  Continental Bank Corporation); Director of Xerox
                                                   Corporation (business  products and services), Anixter
                                                   International (network support equipment distributor), Jones
                                                   Lang LaSalle  (real estate management services) and
                                                   MONY Group (life insurance).

Anne-Lee Verville          55        Trustee       Consultant since 1997 (formerly General Manager, Global
359 Stickney Hill Road                             Education Industry from 1994 to 1997, and President,
Hopkinton, NH  03229                               Applications Solutions Division from 1991 to 1994, IBM
                                                   Corporation (global education and global applications)).


J. Kevin Connaughton            36        Treasurer          Treasurer and chief financial officer of the Funds and of
One Financial Center                                         the Liberty All-Star Funds since December, 2000 (formerly
Boston, MA 02111                                             Controller and Chief Accounting Officer of the Funds
                                                             from  February,  1998 to October,  2000);  Vice  President of the
                                                             Advisor since February,  1998 (formerly Senior Tax Manager,  Coopers &
                                                             Lybrand,  LLP from April, 1996 to January,  1998; Vice President,  440
                                                             Financial Group/First Data Investor Services Group from March, 1994 to
                                                             April, 1996).

Stephen E. Gibson               47        President          President of the Liberty Funds since June, 1998;
One Financial Center                                         President of Liberty-Stein Roe Mutual Funds since
Boston, MA 02111                                             November, 1999; Chairman of the Board since July, 1998,
                                                             Chief Executive  Officer and President  since December,  1996 and
                                                             Director,  since July,  1996 of the Advisor  (formerly  Executive Vice
                                                             President  from  July,  1996  to  December,   1996);  Director,  Chief
                                                             Executive Officer and President of LFG since December,  1998 (formerly
                                                             Director, Chief Executive Officer and President of The Colonial Group,
                                                             Inc.  (TCG) from  December,  1996 to December,  1998);  Director since
                                                             September 1, 2000,  President and Vice Chairman of SR&F since January,
                                                             2000 (formerly Assistant Chairman from August, 1998 to January,  2000)
                                                             (formerly  Managing  Director of Marketing of Putnam  Investments from
                                                             June, 1992 to July, 1996).

William J. Ballou               35        Secretary          Secretary of the Liberty Funds and of the Liberty
One Financial Center                                         All-Star Funds since October, 2000 (formerly Assistant
Boston, MA 02111                                             Secretary from October, 1997 to October, 2000); Assistant
                                                             Secretary of the Stein Roe Funds  Complex since May,  2000;  Vice
                                                             President,  Assistant  Secretary  and  Counsel  of the  Advisor  since
                                                             October, 1997; Vice President and Counsel since April, 2000; Assistant
                                                             Secretary since December, 1998 of LFG and Assistant Secretary of Stein
                                                             Roe & Farnham,  Inc. since January,  2001 (formerly Associate Counsel,
                                                             Massachusetts  Financial Services Company from May, 1995 to September,
                                                             1997).


Kevin M. Carome                 44        Executive Vice     Executive Vice President of Liberty Funds and of the
600 Atlantic Avenue                       President          Liberty All-Star Funds since October, 2000; Executive
Boston, MA 02210                                             Vice President of the Stein Roe Funds Complex since May,
                                                             1999  (formerly  Vice  President  from April,  1998 to May, 1999,
                                                             Assistant  Secretary from April, 1998 to February,  2000 and Secretary from  February,  2000 to May,  2000);  Chief Legal  Officer of Liberty
                                                             Financial  Companies,  Inc.  (Liberty  Financial) since August,  2000;
                                                             Senior Vice  President,  Legal since January,  1999 of LFG;  Associate
                                                             General  Counsel  and Vice  President  of  Liberty  Financial  through
                                                             January,  1999;  Executive Vice  President and Assistant  Secretary of
                                                             Stein Roe &  Farnham,  Inc.  since  January,  2001  (formerly  General
                                                             Counsel and Secretary of Stein Roe & Farnham,  Inc. from January, 1998 to December, 1999).


* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

         As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, Keyport, LASC, LFD, Colonial, Stein Roe, Newport, Crabbe Huson, LAMCO and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees

         For the fiscal year ended December 31, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees. The Funds do not currently provide pension or retirement plan benefits to the Trustees.



                                   Aggregate          Aggregate          Aggregate         Aggregate
                                 Compensation        Compensation       Compensation      Compensation
                                from the Value      from the Global      from the         from the U.S.
                                 Fund for the       Utilities Fund      International     Growth Fund
                                  Fiscal Year       for the Fiscal      Fund for the      for the Fiscal
                                    Ended             Year Ended         Fiscal Year      Year Ended
                                 December 31,        December 31,       Ended              December 31,
                                     2000               2000            December 31,          2000
Trustee                                                                     2000
Tom Bleasdale (a)                         (b)                   (b)                   (b)                   (b)
John V. Carberry (c)                      N/A                   N/A                   N/A                   N/A
Lora S. Collins (a)
James E. Grinnell (a)
Douglas A. Hacker (d)
Janet Langford Kelly (d)
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr. (a)                   (e)                   (e)                   (e)                   (e)
Charles R. Nelson (d)
John J. Neuhauser
Joseph R. Palombo (f)
Thomas E. Stitzel
Robert L. Sullivan (g)
Thomas C. Theobald (d)
Anne-Lee Verville                         (h)                   (h)                   (h)                   (h)



(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

                                        Aggregate                                  Aggregate
                                   Compensation from         Aggregate         Compensation from         Aggregate
                                     the Strategic       Compensation from    the All-Star Equity    Compensation from
                                  Income Fund for the    the Tiger Fund for   Fund for the Fiscal    the Small Cap Fund
                                   Fiscal Year Ended      the Fiscal Year     Year Ended December   for the Fiscal Year
                                   December 31, 2000    Ended December 31,          31, 2000        Ended December 31,
                                                               2000                                        2000

Trustee
Tom Bleasdale (i)                         (j)                   (j)                   (j)                   (j)
John V. Carberry (k)                      N/A                   N/A                   N/A                   N/A
Lora S. Collins (i)
James E. Grinnell (i)
Douglas A. Hacker (l)
Janet Langford Kelly (l)
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr. (i)                   (m)                   (m)                   (m)                   (m)
Charles R. Nelson (l)
John J. Neuhauser
Joseph R. Palombo (n)
Thomas E. Stitzel
Robert L. Sullivan (o)
Thomas C. Theobald (l)
Anne-Lee Verville                         (p)                   (p)                   (p)                   (p)



(i)
(j)
(k)
(l)
(m)
(n)
(o)
(p)

                                                             Aggregate
                                       Aggregate         Compensation from         Aggregate             Aggregate
                                   Compensation from     the International     Compensation from     Compensation from
                                  the High Yield Fund    Horizons Fund for     the Global Equity      the Real Estate
                                  for the Fiscal Year     the Fiscal Year     Fund for the Fiscal   Fund for the Fiscal
                                  Ended December 31,    Ended December 31,    Year Ended December   Year Ended December
                                         2000                  2000                31, 2000              31, 2000

Trustee
Tom Bleasdale (q)                         (r)                   (r)                   (r)                   (r)
John V. Carberry (s)                      N/A                   N/A                   N/A                   N/A
Lora S. Collins (q)
James E. Grinnell (q)
Douglas A. Hacker (t)
Janet Langford Kelly (t)
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr. (q)                   (u)                   (u)                   (u)                   (u)
Charles R. Nelson (t)
John J. Neuhauser
Joseph R. Palombo (v)
Thomas E. Stitzel
Robert L. Sullivan (w)
Thomas C. Theobald (t)
Anne-Lee Verville                         (x)                   (x)                   (x)                   (x)



(q)
(r)
(a)
(t)
(u)
(v)
(w)
(x)

                                       Aggregate                                   Aggregate
                                    Compensation from        Aggregate         Compensation from         Aggregate
                                        the Japan        Compensation from       the Financial       Compensation from
                                   Opportunities Fund     the Select Value     Services Fund for      the Health Care
                                     for the Fiscal     Fund for the Fiscal     the Fiscal Year     Fund for the Fiscal
                                       Year Ended       Year Ended December   Ended December 31,    Year Ended December
                                   December 31, 2000         31, 2000                2000                31, 2000

Trustee
Tom Bleasdale (y)                          (z)                  (z)                   (z)                   (z)
John V. Carberry (aa)                      N/A                  N/A                   N/A                   N/A
Lora S. Collins (y)
James E. Grinnell (y)
Douglas A. Hacker (ab)
Janet Langford Kelly (ab)
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr. (y)                   (ac)                  (ac)                  (ac)                  (ac)
Charles R. Nelson (ab)
John J. Neuhauser
Joseph R. Palombo (ad)
Thomas E. Stitzel
Robert L. Sullivan (ae)
Thomas C. Theobald (ab)
Anne-Lee Verville                         (af)                  (af)                  (af)                  (af)



(y)
(z)
(aa)
(ab)
(ac)
(ad)
(ae)
(af)

                                   Aggregate Compensation
                                     from the 500 Index      Total Compensation From the
                                     Fund for the Fiscal    Liberty Fund Complex Paid to
                                    Year Ended December         the Trustees for the
                                          31, 2000              Calendar Year Ended
                                                                December 31, 2000(ag)
Trustee
Tom Bleasdale (ah)                          (ai)                        (ai)
John V. Carberry (aj)                        N/A                         N/A
Lora S. Collins (ah)
James E. Grinnell (ah)
Douglas A. Hacker (ak)
Janet Langford Kelly (ak)
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr. (ah)                    (al)                        (al)
Charles R. Nelson (ak)
John J. Neuhauser
Joseph R. Palombo (am)
Thomas E. Stitzel
Robert L. Sullivan (an)
Thomas C. Theobald (ak)
Anne-Lee Verville                           (ao)                        (ao)



(ag)
(ah)
(ai)
(aj)
(ak)
(al)
(am)
(an)
(ao)

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex (ap):



                                  Total Compensation from the Stein Roe
                                  Fund Complex Paid to the Trustees for
  Trustee                         the Calendar Year Ended December 31,
                                                   2000

  Douglas A. Hacker                               $98,100
  Janet Langford Kelly                            93,600
  Charles R. Nelson                               98,100
  Thomas C. Theobald                              98,100


(ap) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.


As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.


For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):


                                 Total Compensation from Liberty
                                 All-Star Funds for the Calendar
Trustee                          Year Ended December 31, 2000(aq)
                                      ---------------------------

Robert J. Birnbaum
John V. Carberry (ar)                           N/A
James E. Grinnell                             $25,000
Richard W. Lowry                              25,000
William E. Mayer                              25,000
John J. Neuhauser                             25,000
Joseph R. Palombo (as)                          N/A

(aq) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of LFC (an intermediate parent of the Advisor).
(ar)
(as) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of Colonial.





Principal Holders of Securities


         All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies or by the general account of Keyport. At March 31, 2001 the general account of Keyport owned of record xx% of the Tiger Fund, xx% of the International Horizons Fund, xx% of the Global Equity Fund and xx% of the Real Estate Fund. At May 30, 2001, the general account of Keyport owned of record xxx% of the Japan Opportunities Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund. At all meetings of shareholders of the Funds, Participating Insurance Companies will vote the shares held of record by sub-accounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Keyport disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). No Participating Insurance Company has informed the Trust that it knows of any owner of a VA contract or VLI policy issued by it which on April 30, 2001 owned beneficially 5% or more of the outstanding shares of any Fund.


Custodian


         The Chase Manhattan Bank, 270 Park Avenue Park Avenue, New York, New York 10017-2070, is custodian of the securities and cash owned by all of the Funds. The custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodian and/or third party subcustodians, including foreign banks and foreign securities depositories.



                             OTHER CONSIDERATIONS

Portfolio Turnover

         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectuses.

         If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

         International Fund, International Horizons Fund and Global Equity Fund may be expected to experience higher portfolio turnover rates if such Funds make a change in their respective investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.


         The Value Fund, for the 2000 fiscal year, had a higher than usual portfolio turnover rate. This was due to a change in portfolio manager and the new manager selling off and re-positioning the Value Fund to reflect the new strategies of the Fund.


Suspension of Redemptions

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

Valuation of Securities

         The assets of the Funds are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio Transactions

         The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

         Each of Colonial, Stein Roe, Newport, Crabbe Huson, PADCO, State Street and each of LAMCO's Portfolio Managers, (each an "Advisor") places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

         Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of its Advisor always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Advisor believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

         Subject to such policy of always seeking best execution, and subject to the additional matters described below regarding each of International Fund, International Horizons Fund, Global Equity Fund, Japan Opportunities Fund, Tiger Fund and All-Star Equity Fund, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to an Advisor, the Funds or other accounts as to which such Advisor exercises investment discretion. Such advisor may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Advisors, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.

         Subject to such policies as the Board of Trustees may determine, each of the Advisors may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). An Advisor placing a brokerage transaction must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.

         Certain of the other accounts of any of the Advisors may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of the Advisors engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, the Advisor will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

         Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of the Advisors may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.

         Additional Matters Pertaining to Health Care Fund. The Health Care Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.


         Additional  Matters  Pertaining to  International  Fund,  International
Horizons Fund, Global Equity Fund and Global Utilities Fund. The portfolio managers for the International Fund and the International Horizons Fund are Charles R. Roberts, Michael Ellis and Deborah Snee and for the Global Equity Fund are Charles R. Roberts and Erik P. Gustafson and Global Utilities Fund are Charles R. Roberts and Scott Schermerhorn, all of whom are jointly employed by Newport, Colonial and Stein Roe (each of which is an indirect wholly owned subsidiary of LFC). The Funds and the other accounts advised by these managers sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures  contracts and foreign  currencies.  In certain
cases, purchases and sales on behalf of the Funds and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the International Fund, International Horizons Fund, Global Equity Fund and Global Utilities Fund) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the International Fund, International Horizons Fund, Global Equity Fund and Global Utilities Fund) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the International Fund, International Horizons Fund, Global Equity Fund and Global Utilities Fund are concerned, Colonial and Stein Roe believe that in most cases these practices should produce better executions. It is the opinion of Colonial and Stein Roe that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

         Portfolio transactions on behalf of the International Fund, International Horizons Fund, Global Equity Fund and Global Utilities Fund may be executed by broker-dealers who provide research services to Colonial or Stein Roe which are used in the investment management of such Funds or other accounts over which Colonial or Stein Roe exercise investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Funds will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Colonial and Stein Roe, unless a determination is made that such research assists Colonial in its investment management of the International Fund, International Horizons Fund, Global Equity Fund, Stein Roe in its management of Global Utilities Fund or other accounts over which Colonial or Stein Roe exercises investment discretion.

         Additional Matters Pertaining to All-Star Equity Fund. The Portfolio Management Agreements with LAMCO's Portfolio Managers provide that LAMCO has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between LAMCO and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between LAMCO and the Portfolio Manager) which provide research products and services to LAMCO or to All-Star Equity Fund or other accounts managed by LAMCO (collectively with All-Star Equity Fund, "LAMCO Clients") or as to which an ongoing relationship will be a value to the Fund in managing its assets. The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to LAMCO through brokers and dealers executing transactions for LAMCO Clients involving brokerage commissions include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which research products and services are used by LAMCO in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for LAMCO Clients, the assembly of a mix of investment styles appropriate to LAMCO's Clients' investment objectives, and the determination of overall portfolio strategies.

         LAMCO from time to time reaches understandings with each of the Portfolio Managers as to the amount of the All-Star Equity Fund portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide research products and services to LAMCO. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

         These research products and services are used by LAMCO in connection with its management of LAMCO Clients' portfolios, regardless of the source of the brokerage commissions. In instances where LAMCO receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, LAMCO makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

         The table below shows information on brokerage commissions paid by each Fund during the periods indicated. (Small Cap Fund and High Yield Fund commenced operations on May 19, 1998; International Horizons Fund, Global Equity Fund and Real Estate Fund commenced operations on June 1, 1999; and Japan Opportunities Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund commenced operations on May 30, 2000.)



---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
                                Value           Global      International    U.S. Growth     Tiger Fund       All-Star
                                 Fund        Utilities Fund       Fund           Fund                        Equity Fund
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of
brokerage commissions
paid during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
directed transactions
paid during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
commissions on directed
transactions paid
during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
brokerage commissions
paid during 2000 to
AlphaTrade Inc.
(% of total commission
paid)
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------
Total amount of brokerage     $521,325         $171,492         $54,904       $250,696         $42,877      $     101,560
commissions paid during
1999
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of directed            $0               $0              $0             $0              $0      $  10,533,313
transactions paid during
1999
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of                     $0               $0              $0             $0              $0      $      12,038
commissions on directed
transactions paid during
1999
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of brokerage     $210,205               $0      $      180        $95,068              $0      $           0
commissions paid during
1999 to AlphaTrade Inc.            (40%)                           (0.5%)          (38%)
(% of total commission
paid)
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of brokerage    $  86,453        $ 124,815      $   66,549       $147,449         $36,508      $      58,697
commissions paid during
1998
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------



Total amount of directed            $0               $0              $0             $0              $0      $      84,729
transactions paid during
1998
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of                     $0               $0              $0             $0              $0      $         80
commissions on directed
transactions paid during
1998
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of brokerage    $  17,178               $0              $0      $  45,117              $0             $0
commissions paid during            (20%)                                           (31%)
1998 to AlphaTrade Inc.
(% of total commission
paid)
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Total amount of brokerage    $  76,021        $ 108,414      $   59,920      $  80,839        $110,960      $       18,207
commissions paid during
1997
---------------------------- --------------- --------------- --------------- -------------- --------------- ---------------

------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
                            High Yield    Small Cap Fund     Strategic     International    Global Equity    Real Estate
                               Fund                         Income Fund    Horizons Fund        Fund             Fund
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of
brokerage commissions
paid during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
directed transactions
paid during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
commissions on directed
transactions paid
during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
brokerage commissions
paid during 2000 to
AlphaTrade Inc.
(% of total commission
paid)
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------
Total amount of                  $0          $4,635          $1,563           $4,344           $4,530          $11,892
brokerage commissions
paid during 1999
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of                  $0              $0              $0               $0               $0               $0
directed transactions
paid during 1999
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------



Total amount of                  $0              $0              $0               $0               $0               $0
commissions on directed
transactions paid
during 1999
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of                  $0          $2,299              $0               $0               $0               $0
brokerage commissions
paid during 1999 to                             (50%)
AlphaTrade Inc.
(% of total commission
paid)
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of                  $0          $3,240              $0               --               --               --
brokerage commissions
paid during 1998
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of                  $0              $0              $0               --               --               --
directed transactions
paid during 1998
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of                  $0              $0              $0               --               --               --
commissions on directed
transactions paid
during 1998
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------
Total amount of                  $0          $1,170              $0               --               --               --
brokerage commissions                           (36%)
paid during 1998 to
AlphaTrade Inc.
(% of total commission
paid)
------------------------- --------------- --------------- ---------------- --------------- ---------------- ---------------


---------------------------- --------------- --------------- --------------- -------------- ---------------
                                Japan           Select Value    Financial       Health          500 Index
                           Opportunities Fund        Fund      Services Fund   Care Fund          Fund              Equity Fund
---------------------------- --------------- --------------- --------------- -------------- ---------------
Total amount of
brokerage commissions
paid during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
directed transactions
paid during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
commissions on directed
transactions paid
during 2000
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ----------------
Total amount of
brokerage commissions
paid during 2000 to
AlphaTrade Inc.
(% of total commission
paid)



         The increase in brokerage commissions for the 1999 fiscal year is due to a number of factors. The Value Fund had a large portfolio turnover rate due to a new portfolio manager and new strategies. The Value Fund, U.S. Growth Fund and All-Star Equity Fund had significant increases in assets causing more securities to be purchased and, therefore, incurring more brokerage commissions.




Information About the Standard & Poor's 500 Composite


         The 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the 500 Index Fund. S&P has no obligation to take the needs of the Licensee or the owners of the 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund or the timing of the issuance or sale of the 500 Index Fund or in the determination or calculation of the equation by which the 500 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the 500 Index Fund.

Stock Price Index

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                     DESCRIPTION OF CERTAIN INVESTMENTS

         The following is a description of certain types of investments which may be made by one or more of the Funds.

Money Market Instruments

         As stated in the Prospectus, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

         United States Government Obligations. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         United States Government Agency Securities. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National

Mortgage  Association  mortgage-backed  securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

         Bank and Savings and Loan Obligations. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

         Short-Term Corporate Debt Instruments. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

         Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid.

         The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

         Adjustable Rate and Floating Rate Securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

         Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Investments in Less Developed Countries


         International Fund's and International Horizons Fund's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Colonial not to be highly developed (referred to as "emerging market countries"). Normally no more than 40% of the International Fund's assets and up to 35% of the International Horizons Fund's assets will be invested in such emerging market countries. As of May 1, 2001, the following countries were considered by Colonial to be emerging market countries:


============================= ============================= ============================ ============================
                                                            Europe and
Asia                          Latin America                 the Middle East              Africa
============================= ============================= ============================ ============================
China                         Argentina                     Czech Republic               South Africa
----------------------------- ----------------------------- ---------------------------- ----------------------------
Hong Kong                     Brazil                        Greece
----------------------------- ----------------------------- ---------------------------- ----------------------------
India                         Chile                         Hungary
----------------------------- ----------------------------- ---------------------------- ----------------------------
Indonesia                     Colombia                      Israel
----------------------------- ----------------------------- ---------------------------- ----------------------------
South Korea                   Mexico                        Jordan
----------------------------- ----------------------------- ---------------------------- ----------------------------
Malaysia                      Peru                          Poland
----------------------------- ----------------------------- ---------------------------- ----------------------------
Pakistan                      Venezuela                     Russia
----------------------------- ----------------------------- ---------------------------- ----------------------------
Philippines                                                 Turkey
----------------------------- ----------------------------- ---------------------------- ----------------------------
Sri Lanka
----------------------------- ----------------------------- ---------------------------- ----------------------------
Taiwan
----------------------------- ----------------------------- ---------------------------- ----------------------------
Thailand
============================= ============================= ============================ ============================

         Under normal market conditions, the Tiger Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, India, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines.

Foreign Currency Transactions

         Each of International Fund, Tiger Fund, Global Utilities Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund and Value Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. International Fund, Global Utilities Fund, International Horizons Fund, Global Equity Fund and Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. Global Utilities Fund and Strategic Income Fund also may buy options on currencies for hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the

U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency Forward and Futures Contracts

         Each of International Fund, Global Utilities Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund and Tiger Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. (Tiger Fund may not invest in currency futures contracts.)

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

Currency Options

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         Global Utilities Fund, International Horizons Fund, Global Equity Fund and Strategic Income Fund will only purchase or write currency options when Stein Roe or Colonial believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

Valuations

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement Procedures

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign Currency Conversion

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Options on Securities

         Each of Global Utilities Fund, International Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may purchase and sell options on individual securities.

         Writing covered options.

         A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the sub-advisor, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option.
Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

         If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options.

         A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter ("OTC") options.

         The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and
(iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions.

         The successful use of a Fund's options strategies depends on the ability of its sub-advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its sub-advisor deems it desirable to do so. Although the Fund will take an option position only if the sub-advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

         A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

         Each of Global Utilities Fund, International Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund, Financial Services Fund, Health Care Fund and All-Star Equity Fund may buy and sell certain futures contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectuses.

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         A Fund upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

Options on futures contracts

         A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

Risks of transactions in futures contracts and related options

         Successful use of futures contracts by a Fund is subject to its sub-advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts and related options; associated risks

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectus. A Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectus.

         There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's sub-advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of index futures by a Fund for hedging purposes is also subject to its sub-advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's sub-advisor may still not result in a successful hedging transaction.

         Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Securities Loans

         Each of Global Utilities Fund, U.S. Growth Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

                            INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the reinvested amount of dividends and capital gains received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share (including distribution reinvestment shares) at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is a hypothetical Annual Rate of return which if achieved annually would produce the same return as the cumulative total return percentage calculated for the period.

         It is computed as follows:

                           ERV = P(1+T)n

         Where:       P        =       a hypothetical initial payment of $1,000
                      T        =       average annual total return
                      n        =       number of years
                      ERV      =       ending   redeemable  value  of  a
                                       hypothetical  $1,000 payment made at
                                       the  beginning  of  the  period  (or
                                       fractional portion thereof).

         For example, for a $1,000 investment in the Funds Class A shares, except for International Horizons Fund, Global Equity Fund and Real Estate Fund, Class B shares for these Funds, the "Ending Redeemable Value," the "Total Return Percentage" and (where applicable) the "Average Annual Total Return" for the life of each Fund listed below (the period from July 1, 1993 in the case of Value Fund and Global Utilities Fund; May 2, 1994, in the case of International Fund; July 5, 1994 in the case of U.S. Growth Fund and Strategic Income Fund; May 1, 1995, in the case of Tiger Fund; November 17, 1997 in the case of All-Star Equity Fund; May 19,1998 in the case of High Yield Fund and Small Cap Fund and June 1, 1999 in the case of International Horizons Fund, Global Equity Fund and Real Estate Fund; May 30, 2000 in the case of Japan Opportunities Fund, Select Value Fund, Financial Services Fund, Health Care Fund and 500 Index Fund) through December 31, 2000 were:




================================================================= ================== ====================== ==================
Fund                                                              Ending             Cumulative Total       Average Annual
                                                                  Redeemable Value   Return Percentage      Total Return
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Liberty Value Fund, Variable Series                                       $                    %                    %
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Stein Roe Global Utilities Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial International Fund for Growth, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial U.S. Growth & Income Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial Strategic Income Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Newport Tiger Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Liberty All-Star Equity Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial High Yield Securities Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial Small Cap Value Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial International Horizons Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Colonial Global Equity Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Crabbe Huson Real Estate Investment Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Liberty Newport Japan Opportunities Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Liberty Select Value Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Rydex Financial Services Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Rydex Health Care Fund, Variable Series
----------------------------------------------------------------- ------------------ ---------------------- ------------------
Liberty S&P 500 Index Fund, Variable Series
================================================================= ================== ====================== ==================


         The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a

Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' performance numbers reflect all Fund expenses, including management fees, interest, taxes, 12b-1, brokerage and extraordinary expenses, net of any voluntary waiver of expenses by the advisor, sub-advisor or their affiliates, but do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies. If performance information included the effect of these additional amounts, returns would be lower.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         PricewaterhouseCoopers LLP are the Trust's independent accountants. The financial statements as of December 31, 2000 and for the fiscal years or periods ended December 31, 1999 and December 31, 1998 incorporated by reference in this SAI have been so incorporated, and the schedules of financial highlights for the periods ended December 31, 2000 have been included in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


         The financial statements of the Trust and Report of Independent Accountants appearing in the December 31, 2000 Annual Report of the Trust are incorporated in this SAI by reference.

Part C.  OTHER INFORMATION
         -----------------

Colonial U.S. Growth & Income Fund, Variable Series (CUSG&IF)
Liberty Select Value Fund, Variable Series (LSVF)

Item 23.           Exhibits:
                   ---------

(a)         Amended and Restated Agreement and Declaration of Trust dated
                  May 23, 2000(7)

(b)         Amended and Restated By-Laws dated October 28, 1999(6)

(c)         Not Applicable

(d)(1)(i) Form of Management Agreement between the Trust, with respect to CUSG&IF and LASC(1)

(d)(1)(ii) Amendment No. 1 to Management Agreements between the Trust, with respect to CUSG&IF and LASC(1)

(d)(1)(iii)Form of Expense Reimbursement Agreement between the Trust, with respect to CUSG&IF and LSVF, LASC and Liberty Funds Distributor, Inc. ("LFD")(6)

(d)(2)(i) Form of Management Agreement between the Trust, with respect to LSVF and LASC(6)

(d)(2)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of LSVF,
           LASC and Colonial(6)

(e)(1)(i) Underwriting Agreement between the Registrant and Keyport Financial Services Corp. ("KFSC")(5)

(e)(1)(ii)Amendment No. 1 to KFSC Underwriting Agreement(5)

(e)(2)    Underwriting Agreement between the Registrant LFDI(1)

(f)       Not applicable

(g)(1)(i) Global Custody Agreement with The Chase Manhattan Bank - filed as
          Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No 13 to the Registration Statement on Form N-1A of Colonial Trust VI
          (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

(g)(1)(ii)Amendment No. 13 to Schedule A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I, (File Nos.2-41251 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(1)(i) Pricing and Bookkeeping Agreement between the Trust and Colonial(1)

(h)(1)(ii)Amendment No. 3 to Pricing and Bookkeeping Agreement(1)

(h)(2)(i)Joinder and Release Agreement with respect to Transfer Agency Agreement dated as of January 3, 1995 among the Trust, Liberty Investment Services, Inc. and Liberty Funds Services, Inc. ("LFSI")(including form of Transfer Agency Agreement and Amendment No. 1 thereto)(1)

(h)(2)(ii)Amendment No. 2 to Transfer Agency Agreement(1)

(h)(2)(iii)Amendment No. 3 to Transfer Agency Agreement(1)

(h)(3)     Form of Participation Agreement(6)

(i)(1) Opinion and consent of counsel (with respect to Colonial U.S. Growth & Income Fund, Variable Series)(5)

(i)(2) Opinion and consent of counsel (with respect to Liberty Select Value Fund, Variable Series)(6)

(j)        Independent Accountants Consent(8)

(k)        Not applicable

(l)        Not applicable

(m)(1)     Rule 12b-1 Distribution Plan(6)

(m)(2)     Rule 12b-1 Inter-Distributor Agreement(6)

(m)(3)     12b-1 Plan Implementing Agreement between the Registrant and LFDI(6)

(n)        Not applicable

(o)        Rule 18f-3 Plan(6)

(p) Code of Ethics of LASC, Colonial, the Funds and Liberty Funds Distributor, Inc. - filed as Exhibit (p)(1) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on
           Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly,
Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson,
John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville- filed in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V
(File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

(1) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed with the Commission via EDGAR on or about April 16, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed with the Commission via EDGAR on or about June 1, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed with the Commission via EDGAR on or about March 16, 2000.
(4) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed with the Commission via EDGAR on or about March 31, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed with the Commission via EDGAR on or about April 25, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed with the Commission via EDGAR on or about May 30, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed with the Commission via EDGAR on or about June 1, 2000.
(8)   To be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

                           Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company")("Independence"). Shares of the Registrant may also be sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

                           LFDI, the Trust's principal underwriter, LASC, the Trust's investment manager, and Colonial, LASC's sub-adviser with respect to CUSG&IF and LSVF, are subsidiaries of Liberty Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of December 31, 2000 owned, indirectly, approximately 70.67% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 25.                   Indemnification

                           Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                           Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                           To the extent required under the 1940 Act:

                           (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

                           (ii)       in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article
                                      Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

                           (iii)      Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and
                                      (a) the Covered Person provides security for his undertaking, or (b)
                                      Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                           Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                           Article Tenth also provides that its indemnification provisions are not exclusive.

                           Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant or expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                           Registrant, its trustees and officers, its investment manager, and person affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                           In addition, LASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 26.                   Business and Other Connections of Investment Adviser

                           Certain information pertaining to business and other connections of the Registrant's investment manager, LASC, and Colonial, the sub-adviser to each of CUSG&IF and LSVF, is incorporated herein by reference to the section of the Prospectus relating to each Fund captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to each Fund captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES."

                           Set forth below is a list of each director and officer of LASC, and each director and certain officers of Colonial indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.

                           Liberty Advisory Services, Inc.

                           Liberty Advisory Services, Inc. is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owned subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above, Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.

Name and Current Position with Adviser                                  Other Positions During
                                                                        Past Two Fiscal Years
Philip K. Polkinghorn               President, Director
Stewart R. Morrison                 Diector, Senior Vice President      Senior Vice President and Chief
                                    and Chief Investment Officer        Investment Officer of Keyport
James J. Klopper                    Vice President and Clerk            Vice President, Counsel and
                                                                        Secretary of Keyport; Clerk of KFSC
Daniel C. Bryant                    Vice President                      Vice President and Assistant
                                                                        Secretary of Keyport (since
                                                                        December, 1997): Chief Legal
                                                                        Counsel, Department of Business
                                                                        Regulation, State of Rhode Island
                                                                        (March, 1995 to November, 1997)
Jeffrey J. Whitehead                Vice President and Treasurer        Vice President and Treasurer of
                                                                        Keyport
Jacob M. Herschler                  Vice President                      Vice President of Keyport

                                   The  business   address  of  LASC  and  each
                                    individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

                      Colonial Management Associates, Inc.

                                    Colonial is a direct wholly owned subsidiary
                                    of Liberty Funds Group LLC ("LFG"). LFG is a
                                    indirect   owned   subsidiary   of   Liberty
                                    Financial.


     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                                (2)                          (3)                                       (4)
Name and principal
business
addresses*                         Affiliation                  Period is through 1/31/00.
of officers and                    with                         Other business, profession,
directors of                       investment                   vocation or employment
investment adviser                 adviser                      connection                                Affiliation
------------------                 ----------                   ------------------------------            -----------
Anguilla, Carol                    Secretary                    AlphaTrade Inc.                           Clerk
                                                                Liberty Funds Distributor, Inc.           Clerk
                                                                Liberty Funds Group LLC                   Secretary
                                                                Colonial Advisory Services, Inc.          Clerk
                                                                Liberty Funds Services, Inc.              Clerk
                                                                Liberty Financial Companies, Inc.         Asst. Clerk
                                                                Liberty Financial Services, Inc.          Asst. Clerk
                                                                Liberty Investment Services, Inc.         Asst. Clerk
                                                                Liberty Asset Management Company          Asst. Sec.
                                                                Newport Fund Management, Inc.             Asst. Sec.
                                                                Independent Holdings, Inc.                Asst. Clerk
                                                                Progress Investment Management Company    Asst. Sec.
                                                                Crabbe Huson Group, Inc.                  Asst. Clerk

Ballou, William J.                 V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Secretary
                                                                Liberty Funds Trus IX                     Secretary
                                                                Colonial High Income Municipal Trust      Secretary
                                                                Colonial InterMarket Income Trust I       Secretary
                                                                Colonial Intermediate High Income Fund    Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Secretary
                                                                Colonial Municipal Income Trust           Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec.,
                                                                                                              Senior Counsel
                                                                Liberty Variable Investment Trust         Secretary
                                                                Liberty All-Star Equity Fund              Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Secretary
                                                                Colonial Insured Municipal Fund           Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Secretary
                                                                Colonial New York Insured Municipal Fund  Secretary
                                                                Liberty Floating Rate Advantage Fund      Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Stein Roe & Farnham Incorporated          Asst. Secretary

Barron, Suzan M.                   V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Bissonnette, Michael               Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Boatman, Bonny E.                  Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Executive V.P.
                                                                Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Buonopane, Kimberly M.             V.P.                         Liberty Funds Group LLC                   V.P.

Campbell, Kimberly                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Carome, Kevin M.                   Senior V.P., IPC Mbr.,       Liberty Funds Distributor, Inc.           Asst. Clerk
                                   Director                     Liberty Funds Group LLC                   Sr. V.P., General Counsel
                                                                Stein Roe & Farnham Incorporated          General Counsel, Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Exec. V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Exec. V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Exec. V.P.
                                                                Liberty-Stein Roe Funds Trust             Exec. V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Exec. V.P.
                                                                Liberty-Stein Roe Advisor Trust           Exec. V.P.
                                                                SR&F Base Trust                           Exec. V.P.
                                                                SteinRoe Variable Investment Trust        Exec. V.P.
                                                                Liberty Floating Rate Fund                Exec. V.P., Asst. Sec.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Exec. V.P., Asst. Sec.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Exec. V.P., Asst. Sec.
                                                                Liberty Funds Trust I through VIII        Exec. V.P.
                                                                Liberty Funds Trust IX                    Exec. V.P.
                                                                Colonial High Income Municipal Trust      Exec. V.P.
                                                                Colonial InterMarket Income Trust I       Exec. V.P.
                                                                Colonial Intermediate High Income Fund    Exec. V.P.
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Exec. V.P.
                                                                Colonial Municipal Income Trust           Exec. V.P.
                                                                Liberty Variable Investment Trust         Exec. V.P.
                                                                Liberty All-Star Equity Fund              Exec. V.P.
                                                                Liberty All-Star Growth Fund, Inc.        Exec. V.P.
                                                                Colonial Insured Municipal Fund           Exec. V.P.
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Exec. V.P.
                                                                Colonial New York Insured Municipal Fund  Exec. V.P.
                                                                Liberty Floating Rate Advantage Fund      Exec. V.P.
                                                                Financial Centre Insurance Agency, Inc.   Clerk, Dir.

Daniszewski, Joseph J.             V.P.                         Liberty Funds Group LLC                   V.P.

Dearborn, James                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

DerSarkisian, Peter                V.P.                         Liberty Funds Group LLC                   V.P.

DiSilva-Begley, Linda              V.P., IPC Mbr.               Colonial Advisory Services, Inc.          Compliance Officer
                                                                Liberty Funds Group LLC                   V.P.

Ericson, Carl C.                   Senior V.P., IPC Mbr.        Colonial Intermediate High Income Fund    V.P.
                                                                Colonial Advisory Services, Inc.          President, CEO and CIO
                                                                Liberty Funds Group LLC                   Senior V.P.

Finnemore, Leslie W.               Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Franklin, Fred J.                  Senior V.P., IPC Mbr.        AlphaTrade Inc.                           President
                                                                Liberty Financial Companies, Inc.         Chief Compl. Ofcr, V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Garrison, William M.               V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                SteinRoe Variable Investment Trust        V.P.

Gibson, Stephen E.                 Dir., Pres., CEO, Chairman   Liberty Funds Group LLC                   Dir., Pres., CEO, Exec.
                                   of the Board                                                           Cmte. Mbr., Chairman
                                                                Liberty Funds Distributor, Inc.           Director, Chairman
                                                                Colonial Advisory Services, Inc.          Director, Chairman
                                                                Liberty Funds Services, Inc.              Director, Chairman
                                                                AlphaTrade Inc.                           Director
                                                                Liberty Funds Trust I through VII         President
                                                                Colonial High Income Municipal Trust      President
                                                                Colonial InterMarket Income Trust I       President
                                                                Colonial Intermediate High Income Fund    President
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                President
                                                                Colonial Municipal Income Trust           President
                                                                Stein Roe & Farnham Incorporated          Vice Chairman, Pres., Dir.
                                                                Liberty Variable Investment Trust         President
                                                                Colonial Insured Municipal Fund           President
                                                                Colonial California Insured Municipal
                                                                     Fund                                 President
                                                                Colonial New York Insured Municipal Fund  President
                                                                Liberty Floating Rate Advantage Fund      President
                                                                Liberty-Stein Roe Funds Investment Trust  President
                                                                Liberty-Stein Roe Funds Income Trust      President
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                President
                                                                Liberty-Stein Roe Funds Trust             President
                                                                Liberty-Stein Roe Funds Municipal Trust   President
                                                                Liberty-Stein Roe Advisor Trust           President
                                                                SR&F Base Trust                           President
                                                                SteinRoe Variable Investment Trust        President
                                                                Liberty Floating Rate Fund                President
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     President
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    President
                                                                SteinRoe Services, Inc.                   Director
                                                                Financial Centre Insurance Agency, Inc.   Director

Hansen, Loren A.                   Senior V.P., IPC Mbr.        Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  Executive V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Executive V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Executive V.P.
                                                                Liberty-Stein Roe Funds Trust             Executive V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Executive V.P.
                                                                Liberty-Stein Roe Advisor Trust           Executive V.P.
                                                                SR&F Base Trust                           Executive V.P.
                                                                SteinRoe Variable Investment Trust        Executive V.P.
                                                                Liberty Floating Rate Fund                Executive V.P.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Executive V.P.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Harasimowicz, Stephen J.           V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Harrington, Ellen                  V.P., Asst. Secretary        Liberty Funds Group LLC                   V.P., Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary

Hartford, Brian                    Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Hayssen, Henry                     V.P.                         Liberty Funds Group LLC                   V.P.

Held, Dorothy                      V.P.                         Liberty Funds Group LLC                   V.P.

Hernon, Mary E.                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Hirschhorn, Harvey B.              Senior V.P.                  Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                SteinRoe Variable Investment Trust        V.P.

Hounsell, Clare F.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Iudice, Philip J., Jr.             V.P., Controller, Asst.      Liberty Funds Group LLC                   Controller, CAO, Asst.
                                   Treasurer                                                              Treasurer, V.P.
                                                                Liberty Funds Distributor, Inc.           CFO, Treasurer
                                                                Colonial Advisory Services, Inc.          Controller, Asst. Treas.
                                                                AlphaTrade Inc.                           CFO, Treasurer

Jensen, Rodney                     V.P.

Kane, Russell                      V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Kennedy, Michael T.                Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty-Stein Roe Funds Income Trust      V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                V.P.
                                                                Liberty-Stein Roe Funds Trust             V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.

Lapointe, Thomas                   V.P.                         Liberty Funds Group LLC                   V.P.

Lasman, Gary                       V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Lenzi, Sharon                      Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Lessard, Kristen                   V.P.                         Liberty Funds Group LLC                   V.P.

Loring, William C., Jr.            Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Marcus, Harold                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Newman, Maureen                    Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

O'Brien, David                     Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.

Ostrander, Laura                   Senior V.P.                  Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Palombo, Joseph R.                 Dir., Exec. V.P.             Colonial Advisory Services, Inc.          Director
                                                                Colonial High Income Municipal Trust      Trustee, Chrmn. of Board
                                                                Colonial InterMarket Income Trust I       Trustee, Chrmn. of Board
                                                                Colonial Intermediate High Income Fund    Trustee, Chrmn. of Board
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Trustee, Chrmn. of Board
                                                                Colonial Municipal Income Trust           Trustee, Chrmn. of Board
                                                                Liberty Funds Trust I through VII         Trustee, Chrmn. of Board
                                                                Liberty Funds Trust IX                    Trustee, Chrmn. of Board
                                                                Liberty Funds Services, Inc.              Director
                                                                Liberty Funds Group LLC                   CAO, Executive V.P.
                                                                Liberty Funds Distributor, Inc.           Director
                                                                AlphaTrade Inc.                           Director
                                                                Stein Roe & Farnham Incorporated          Executive V.P., Director
                                                                Liberty Variable Investment Trust         Trustee, Chrmn. of Board
                                                                Liberty All-Star Equity Fund              Trustee, Chrmn. of Board
                                                                Liberty All-Star Growth Fund, Inc.        Trustee, Chrmn. of Board
                                                                Colonial Insured Municipal Fund           Trustee, Chrmn. of Board
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Trustee, Chrmn. of Board
                                                                Colonial New York Insured Municipal Fund  Trustee, Chrmn. of Board
                                                                Liberty Floating Rate Advantage Fund      Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Investment Trust  Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Income Trust      Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Trust             Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Municipal Trust   Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Advisor Trust           Trustee, Chrmn. of Board
                                                                SR&F Base Trust                           Trustee, Chrmn. of Board
                                                                SteinRoe Variable Investment Trust        Trustee, Chrmn. of Board
                                                                Liberty Floating Rate Fund                Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Trustee, Chrmn. of Board
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Trustee, Chrmn. of Board
                                                                Financial Centre Insurance Agency, Inc.   Director

Peishoff, William                  V.P.                         Liberty Funds Group LLC                   V.P.

Peterson, Ann T.                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Pietropaolo, Vincent P.            V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Richards, Scott B.                 Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Roye, Michael                      V.P.                         Liberty Funds Group LLC                   V.P.

Rzepczynski, June                  V.P.

Schermerhorn, Scott                Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Shields, Yvonne B.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Smalley, Gregg                     V.P.                         Liberty Funds Group LLC                   V.P.

Smith, Craig                       V.P.                         Liberty Funds Group LLC                   V.P.

Spanos, Gregory J.                 Senior V.P.                  Colonial Advisory Services, Inc.          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Stevens, Richard                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Swayze, Gary                       Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Thomas, Ronald                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Turcotte, Frederick J.             V.P.                         Liberty Funds Services, Inc.              V.P.
                                                                Liberty Funds Distributor, Inc.           V.P.
                                                                Colonial Advisory Services, Inc.          V.P.
                                                                AlphaTrade Inc.                           V.P.
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty Financial Services, Inc.          V.P.
                                                                Liberty Financial Companies, Inc.         V.P., Managing Dir
                                                                                                          of Taxation
                                                                LREG, Inc.                                V.P.
                                                                Liberty Newport Holdings, Limited         V.P.
                                                                Newport Pacific Management, Inc.          V.P.
                                                                Newport Fund Management, Inc.             V.P.
                                                                Newport Private Equity Asia, Inc.         V.P.
                                                                Independent Holdings, Inc.                V.P.
                                                                IFS Agencies, Inc.                        V.P.
                                                                IFMG Agencies of Maine, Inc.              V.P.
                                                                IFMG of Oklahoma, Inc.                    V.P.
                                                                IFS Agencies of Alabama, Inc.             V.P.
                                                                IFS Agencies of New Mexico, Inc.          V.P.
                                                                IFS Insurance Agencies of Ohio, Inc.      V.P.
                                                                IFS Insurance Agencies of Texas, Inc.     V.P.
                                                                Liberty Securities Corporation            V.P.
                                                                Stein Roe Services, Inc.                  V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.
                                                                Stein Roe Futures, Inc.                   V.P.
                                                                Progress Investment Management Company    V.P.
                                                                Crabbe Huson Group, Inc.                  V.P.

Ware, Elizabeth M.                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

White, John                        V.P.                         Liberty Funds Group LLC                   V.P.


------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.


Item 27.                            Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Liberty Floating Rate
      Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust, Stein Roe Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Anderson, Judith       V.P.                  None

Anguilla, Carol        Clerk                 None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Bruneau, Brian         Sr. V.P.              None

Burtman, Tracy         V.P.                  None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Carroll, Sean          V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Cox, Michael           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Donohue, Jordan        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jackson, Lyman         V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Trustee and
                                               Chairman of the Board

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Place, Jeffrey         Managing Director     None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

Turcotte, Frederick J. V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Widder, Mary-Lee       V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.



Item 28.                            Location of Accounts and Records

                                    The following  entities  prepare,  maintain,
                                    and preserve the records required by Section
                                    31(a) of the Investment  Company Act of 1940
                                    (the "1940 Act") for the  Registrant.  These
                                    services  are  provided  to  the  Registrant
                                    through  written   agreements   between  the
                                    parties  to the  effect  that such  services
                                    will be provided to the  Registrant for such
                                    periods   prescribed   by  the   rules   and
                                    regulations  of the  Securities and Exchange
                                    Commission  under  the  1940  Act  and  such
                                    records  are  the  property  of  the  entity
                                    required  to  maintain  and  preserve   such
                                    records and will be surrendered promptly on request.

                                    The Chase Manhattan Bank, 3 Chase Metro Tech
                                    Center, 8th Floor, Brooklyn, New York 11745,
                                    serves as  custodian  for all  series of the
                                    Trust. In such capacity,  the custodian bank
                                    keeps records regarding securities and other
                                    assets  in  custody  and in  transfer,  bank
                                    statements, canceled checks, financial books
                                    and records,  and other records  relating to
                                    its  duties  as  custodian.   Liberty  Funds
                                    Services,   Inc.,   One  Financial   Center,
                                    Boston,  MA 02111,  serves  as the  transfer
                                    agent and dividend  disbursing agent for the
                                    Registrant,   and  in  such   capacities  is
                                    responsible   for  records   regarding  each
                                    shareholder's  account and all disbursements
                                    made to  shareholders.  In  addition,  LASC,
                                    pursuant to its Fund  Management  Agreements
                                    with  the  Registrant  with  respect  to the
                                    Trust,  has delegated to (i)  Colonial,  One
                                    Financial  Center,   Boston,   Massachusetts
                                    02111, and (ii) Liberty Financial Companies,
                                    Inc.,   600   Atlantic    Avenue,    Boston,
                                    Massachusetts   02210,   the  obligation  to
                                    maintain  the records  required  pursuant to
                                    such agreements. Colonial also maintains all
                                    records   pursuant   to  its   Pricing   and
                                    Bookkeeping  Agreement with the Trust. LFDI,
                                    One  Financial  Center,  Boston,  MA  02111,
                                    serves  as  principal  underwriter  for  the
                                    Trust,  and in such  capacity  maintains all
                                    records    required    pursuant    to    its
                                    underwriting Agreement with the Registrant.

Item 29.                            Management Services

                                    LASC,   pursuant   to   its   Fund   Managed
                                    Agreements with the Trust, has delegated its
                                    duties   thereunder   to   provide   certain
                                    administrative services to the Trust to Colonial and Liberty Financial.

Item 30.                            Undertakings

                                    Not Applicable

                                         ******************

                                              NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Variable Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Variable Investment Trust, has duly caused this Post-Effective Amendment No. 24 to its Registration Statement under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 20th day of February, 2001.

                                             LIBERTY VARIABLE INVESTMENT TRUST


                                            By:    /s/STEPHEN E. GIBSON
                                                  Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                  TITLE                              DATE
----------                  -----                              ----







/s/STEPHEN E. GIBSON     President (chief                     February 20, 2001
--------------------
Stephen E. Gibson        Executive officer)







/S/J. KEVIN CONNAUGHTON  Treasurer and Chief Financial Officer February 20, 2001
-----------------------
J. Kevin Connaughton     (principal financial and accounting
                          officer)

DOUGLAS A. HACKER*                          Trustee
------------------------------------
Douglas A. Hacker

JANET LANGFORD KELLY*                       Trustee
------------------------------------
Janet Langford Kelly

RICHARD W. LOWRY*                           Trustee
---------------------------
Richard W. Lowry

SALVATORE MACERA*                           Trustee

Salvatore Macera

WILLIAM E. MAYER*                           Trustee       /s/Suzan M. Barron
----------------
William E. Mayer                                              Suzan M. Barron
                                                            ------------------
                                                               Attorney-in-fact
                                                              February 20, 2001

DR. CHARLES R. NELSON*                      Trustee
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                          Trustee
------------------------------------
John J. Neuhauser

JOSEPH R. PALOMBO*                          Trustee
------------------------------------
Joseph R. Palombo

THOMAS E. STITZEL*                          Trustee
------------------------------------
Thomas E. Stitzel

THOMAS C. THEOBALD*                         Trustee
------------------------------------
Thomas C. Theobald

ANNE-LEE VERVILLE*                          Trustee
------------------------------------
Anne-Lee Verville